OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of Other Current Assets

As at December 31 (millions of dollars)	2024	2023
Prepaid expenses and other assets	94	51
Regulatory assets (Note 12)	42	46
Materials and supplies	29	35
	165	132